Non-controlling interests - Disclosure of interest in subsidiaries (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 29, 2019
Disclosure of subsidiaries [line items]
Non-controlling interests	€ 6,779	€ 8,376	€ 8,426
Global Blue TFS Japan Co Ltd
Disclosure of subsidiaries [line items]
Non-controlling interests	3,969	4,873	4,524
Global Blue Lebanon SAL
Disclosure of subsidiaries [line items]
Non-controlling interests	472	714	944
IRIS Global Blue TRS Malaysia Sdn. Bhd.
Disclosure of subsidiaries [line items]
Non-controlling interests				€ 300
Global Blue Touristik Hizmetler A.Ş.
Disclosure of subsidiaries [line items]
Non-controlling interests	1,234	1,917	2,573
Global Blue Management & Co S.C.A.
Disclosure of subsidiaries [line items]
Non-controlling interests	0	(508)	(433)
Global Blue Russia AO
Disclosure of subsidiaries [line items]
Non-controlling interests	581	833	218
Global Blue Russia Holdings B.V.
Disclosure of subsidiaries [line items]
Non-controlling interests	320	325	326
Global Blue Cross Border SA
Disclosure of subsidiaries [line items]
Non-controlling interests	€ 203	€ 222	€ 274